Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2019
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

c) Interests in unconsolidated structured entities

During 2019, the Group sponsored the creation of various SEs and interacted with a number of non-sponsored SEs, including securitization vehicles, client vehicles as well as certain investment funds, that UBS did not consolidate as of 31 December 2019 because it did not control these entities.

The table below presents the Group’s interests in and maximum exposure to loss from unconsolidated SEs as well as the total assets held by the SEs in which UBS had an interest as of year-end, except for investment funds sponsored by third parties, for which the carrying amount of UBS’s interest as of year-end has been disclosed.

Interests in unconsolidated structured entities
	31.12.19
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	462	130	5,874	6,466	6,466
Derivative financial instruments	9	9	36	55	53
Loans and advances to customers			174	174	174
Financial assets at fair value not held for trading	81	8[2]	157	245	997
Financial assets measured at fair value through other comprehensive income		3,955		3,955	3,955
Other financial assets measured at amortized cost	335	16[2]		351	1,372
Total assets	888[3]	4,118	6,242	11,247
Derivative financial instruments	2[4]	225	324	552	1
Total liabilities	2	225	324	552
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	55[5]	73[6]	413[7]

	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	166	302	1,878
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[3]	4,212	7,643	12,682
Derivative financial instruments	3[4]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[5]	69[6]	385[7]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying amount of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2019, USD 0.6 billion of the USD 0.9 billion (31 December 2018: USD 0.6 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying amount and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents the principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

The Group retains or purchases interests in unconsolidated SEs in the form of direct investments, financing, guarantees, letters of credit, derivatives and through management contracts.

The Group’s maximum exposure to loss is generally equal to the carrying amount of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.

The maximum exposure to loss disclosed in the table on the previous page does not reflect the Group’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.

In 2019 and 2018, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.

In 2019 and 2018, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in Other net income from financial instruments measured at fair value through profit of loss, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.

Interests in securitization vehicles

As of 31 December 2019 and 31 December 2018, the Group held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases the Group may be required to absorb losses from an unconsolidated SE before other parties because the Group’s interest is subordinated to others in the ownership structure.

The numbers outlined in the table on the previous page may differ from the securitization positions presented in the 31 December 2019 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, for the following reasons: (i) exclusion of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk; (ii) a different measurement basis in certain cases (e.g., IFRS carrying amount within the table above compared with net exposure amount at default for Pillar 3 disclosures); and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

→Refer to Note 1a item 1 for more information about the Group’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities

→Refer to the 31 December 2019 Pillar 3 report under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Interests in client vehicles

As of 31 December 2019 and 31 December 2018, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in investment funds

The Group holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and/or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and/or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2019 or as of 31 December 2018.

Sponsored unconsolidated structured entities in which UBS did not have an interest

For several sponsored SEs, no interest was held by the Group at year-end. However, during the respective reporting period the Group transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs.

The majority of the fee income arose from investment funds that are sponsored and administrated by the Group, but managed by third parties. As the Group does not provide any active management services, UBS was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below.

The Group also recorded other net income from financial instruments measured at fair value through profit or loss from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps as well as credit derivatives, through which the Group purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because the Group does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from the Group’s risk management activities.

During 2019, UBS and third parties transferred assets of USD 1 billion and USD 1 billion, respectively, into sponsored securitization vehicles created in the year (2018: USD 1 billion and USD 1 billion, respectively). UBS and third parties also transferred assets of USD 0 billion and USD 1 billion, respectively, into sponsored client vehicles created in the year (2018: USD 2 billion and USD 0 billion, respectively). For sponsored investment funds, transfers arose during the period as investors invested and redeemed positions, thereby changing the overall size of the funds, which, when combined with market movements, resulted in a total closing net asset value of USD 42 billion (31 December 2018: USD 18 billion).

Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end
	As of or for the year ended
	31.12.19
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	(1)	0	(1)	(2)
Net fee and commission income		13	50	63
Other net income from financial instruments measured at fair value through profit or loss	19	(18)	9	11
Total income	19	(5)	58	72
Asset information (USD billion)	2[1]	1[2]	42[3]

	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from financial instruments measured at fair value through profit or loss	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[1]	2[2]	18[3]
1 Represents the amount of assets transferred to the respective securitization vehicles. 2 Represents the amount of assets transferred to the respective client vehicles. 3 Represents the total net asset value of the respective investment funds.

UBS AG
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

c) Interests in unconsolidated structured entities

During 2019, UBS AG sponsored the creation of various SEs and interacted with a number of non-sponsored SEs, including securitization vehicles, client vehicles as well as certain investment funds, that UBS did not consolidate as of 31 December 2019 because it did not control these entities.

The table below presents UBS AG’s interests in and maximum exposure to loss from unconsolidated SEs as well as the total assets held by the SEs in which UBS had an interest as of year-end, except for investment funds sponsored by third parties, for which the carrying amount of UBS’s interest as of year-end has been disclosed.

Interests in unconsolidated structured entities
	31.12.19
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	462	130	5,874	6,466	6,466
Derivative financial instruments	9	9	36	55	53
Loans and advances to customers			174	174	174
Financial assets at fair value not held for trading	81	8[2]	62	151	902
Financial assets measured at fair value through other comprehensive income		3,955		3,955	3,955
Other financial assets measured at amortized cost	335	16[2]		351	1,372
Total assets	888[3]	4,118	6,147	11,152
Derivative financial instruments	2[4]	225	324	552	1
Total liabilities	2	225	324	552
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	55[5]	73[6]	413[7]

	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	85	220	1,796
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[3]	4,212	7,562	12,600
Derivative financial instruments	3[4]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[5]	69[6]	385[7]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying amount of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2019, USD 0.6 billion of the USD 0.9 billion (31 December 2018: USD 0.6 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying amount and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents the principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

UBS AG retains or purchases interests in unconsolidated SEs in the form of direct investments, financing, guarantees, letters of credit, derivatives and through management contracts.

UBS AG’s maximum exposure to loss is generally equal to the carrying amount of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.

The maximum exposure to loss disclosed in the table on the previous page does not reflect UBS AG’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.

In 2019 and 2018, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.

In 2019 and 2018, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in Other net income from financial instruments measured at fair value through profit of loss, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.

Interests in securitization vehicles

As of 31 December 2019 and 31 December 2018, UBS AG held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases UBS AG may be required to absorb losses from an unconsolidated SE before other parties because UBS AG’s interest is subordinated to others in the ownership structure.

The numbers outlined in the table on the previous page may differ from the securitization positions presented in the 31 December 2019 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, for the following reasons: (i) exclusion of synthetic securitizations transacted with entities that are not SEs and transactions in which UBS AG did not have an interest because it did not absorb any risk; (ii) a different measurement basis in certain cases (e.g., IFRS carrying amount within the table above compared with net exposure amount at default for Pillar 3 disclosures); and (iii) different classification of vehicles viewed as sponsored by UBS AG versus sponsored by third parties.

→Refer to Note 1a item 1 for more information about UBS AG’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities

→Refer to the 31 December 2019 Pillar 3 report under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Interests in client vehicles

As of 31 December 2019 and 31 December 2018, UBS AG retained interests in client vehicles sponsored by UBS AG and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in investment funds

UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and/or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and/or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2019 or as of 31 December 2018.

Sponsored unconsolidated structured entities in which UBS did not have an interest

For several sponsored SEs, no interest was held by UBS AG at year-end. However, during the respective reporting period UBS AG transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs.

The majority of the fee income arose from investment funds that are sponsored and administrated by UBS AG, but managed by third parties. As UBS AG does not provide any active management services, UBS AG was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below.

UBS AG also recorded other net income from financial instruments measured at fair value through profit or loss from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps as well as credit derivatives, through which UBS AG purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because UBS AG does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from UBS AG’s risk management activities.

During 2019, UBS AG and third parties transferred assets of USD 1 billion and USD 1 billion, respectively, into sponsored securitization vehicles created in the year (2018: USD 1 billion and USD 1 billion, respectively). UBS AG and third parties also transferred assets of USD 0 billion and USD 1 billion, respectively, into sponsored client vehicles created in the year (2018: USD 2 billion and USD 0 billion, respectively). For sponsored investment funds, transfers arose during the period as investors invested and redeemed positions, thereby changing the overall size of the funds, which, when combined with market movements, resulted in a total closing net asset value of USD 42 billion (31 December 2018: USD 18 billion).

Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end
	As of or for the year ended
	31.12.19
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	(1)	0	(1)	(2)
Net fee and commission income		13	50	63
Other net income from financial instruments measured at fair value through profit or loss	19	(18)	9	11
Total income	19	(5)	58	72
Asset information (USD billion)	2[1]	1[2]	42[3]

	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from financial instruments measured at fair value through profit or loss	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[1]	2[2]	18[3]
1 Represents the amount of assets transferred to the respective securitization vehicles. 2 Represents the amount of assets transferred to the respective client vehicles. 3 Represents the total net asset value of the respective investment funds.